Intangible Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Software licenses
Intangible Assets
Cost of Intangible Assets and Goodwill		$ 3,750,568	$ 4,121,493
Additions Intangible Assets and Goodwill		1,812,002	1,211,391
Disposals Intangible Assets and Goodwill		(864,925)	(1,582,316)
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated		1,405,092	2,518,519
Amortisation Disposals Intangible Assets and Goodwill	$ (599,288)	(1,579,148)
Amortisation for the Period Intangible Assets and Goodwill	216,247	465,721
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	1,022,051	1,405,092
Carrying Amount of Intangible Assets and Goodwill	3,675,594	2,345,476
Total Intangible Assets And Goodwill
Intangible Assets
Cost of Intangible Assets and Goodwill		3,750,568	4,121,493
Additions Intangible Assets and Goodwill		1,812,002	1,211,391
Disposals Intangible Assets and Goodwill		(864,925)	(1,582,316)
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated		1,405,092	$ 2,518,519
Amortisation Disposals Intangible Assets and Goodwill	(599,288)	(1,579,148)
Amortisation for the Period Intangible Assets and Goodwill	216,247	465,721
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	1,022,051	1,405,092
Carrying Amount of Intangible Assets and Goodwill	$ 3,675,594	$ 2,345,476